Investments in affiliated companies and joint ventures	3 Months Ended
Mar. 31, 2011
Investments in affiliated companies and joint ventures [Abstract]
Investments in affiliated companies and joint ventures
10	Investments in affiliated companies and joint ventures

	March 31, 2011 ( Unaudited )				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
				Net Income			Three-month period ended (unaudited)			Three-month period ended (unaudited)
				(loss) of the	March	December	March	December	March	March	December	March
	Participation in capital (%)		Net equity	period	31, 2011	31, 2010	31, 2011	31, 2010	31, 2010	31, 2011	31, 2010	31, 2010
	Voting	Total			(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	336	16	171	171	8	12	5	—	—	—
Companhia Hispano-Brasileira de Pelotização — HISPANOBRÁS (1)	51.00	50.89	243	6	124	128	3	35	8	—	—	—
Companhia Coreano-Brasileira de Pelotização — KOBRASCO (1)	50.00	50.00	177	20	89	87	10	9	6	—	—	—
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	184	19	94	86	10	14	2	—	—	—
Minas da Serra Geral SA — MSG	50.00	50.00	73	2	38	36	1	4	(1)	—	—	—
SAMARCO Mineração SA — SAMARCO (2)	50.00	50.00	932	413	531	561	207	261	44	250	575	50
Baovale Mineração SA — BAOVALE	50.00	50.00	62	4	33	31	2	2	1	—	—	—
Zhuhai YPM Pellet e Co,Ltd — ZHUHAI	25.00	25.00	103	(3)	26	25	(1)	4	3	—	—	—
Tecnored Desenvolvimento Tecnológico SA	37.40	37.40	139	(2)	54	40	(1)	—	(10)	—	—	—

					1,160	1,165	239	341	58	250	575	50
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,104	94	276	250	24	64	20	—	—	—
Shandong Yankuang International Company Ltd	25.00	25.00	(127)	(20)	(32)	(27)	(5)	(7)	(2)	—	—	—

					244	223	19	57	18	—	—	—
Base Metals
Bauxite
Mineração Rio do Norte SA — MRN	40.00	40.00	393	5	158	152	2	(8)	1	—	10	—

Copper
Teal Minerals Incorporated	50.00	50.00	219	(9)	110	90	(5)	3	5	—	—	—

Nickel
Heron Resources Inc (3)	—	—	—	—	7	7	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	24	—	6	11	—	2	—	—	—	—
Others (3)	—	—	—	—	3	5	—	—	—	—	—	—

					16	23	—	2	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	—	—	3,531	—	—	—	—	—	—	—

Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	407	—	137	135	—	4	(1)	—	—	—
MRS Logística SA	37.86	41.50	1,284	88	534	511	36	28	13	—	37	—

					671	646	36	32	12	—	37	—
Others
Steel
California Steel Industries Inc — CSI	50.00	50.00	321	11	160	155	6	(1)	6	—	7	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	7,037	(32)	1,891	1,840	(8)	(75)	(4)	—	—	—

					2,051	1,995	(2)	(76)	2	—	7	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	276	(17)	146	115	(9)	(33)	—	—	—	—
Others	—	—	—	—	239	88	—	(15)	—	—	—	—

					385	203	(9)	(48)	—	—	—	—

Total					8,326	4,497	280	303	96	250	629	50

(1)	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;

(2)	Investment includes goodwill of US$66 in March, 2011 and US$64 in December, 2010.

(3)	Available for sale.